Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended	12 Months Ended	60 Months Ended	70 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Jul. 25, 2018
C000202617
Account Value [Line Items]
Account Value	$ 7,808	$ 7,808	$ 7,808	$ 7,808	$ 7,260	$ 7,909	$ 11,154	$ 12,163	$ 9,598	$ 8,017	$ 9,579
Average Annual Return, Percent	3.02%	0.26%	(3.12%)	(4.14%)
C000202617 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	7.54%	4.67%	(2.26%)	(3.43%)
C000202616
Account Value [Line Items]
Account Value	$ 8,275	$ 8,275	$ 8,275	$ 8,275	7,677	8,347	11,745	12,776	10,050	8,380	10,000
Average Annual Return, Percent	7.79%	5.06%	(2.01%)	(3.19%)
C000202616 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	7.79%	5.06%	(2.01%)	(3.19%)
MSCI China All Shares Index (net)
Account Value [Line Items]
Account Value	$ 8,661	$ 8,661	$ 8,661	$ 8,661	$ 8,425	$ 8,975	$ 12,408	$ 13,471	$ 9,716	$ 8,674	$ 10,000
Average Annual Return, Percent	2.79%	(0.15%)	(0.86%)	(2.43%)